Income Taxes (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Provision for Income Taxes
Provision for Income Taxes

(Canadian $ in millions)	2019	2018	2017
Consolidated Statement of Income
Current
Provision for income taxes for the current period	1,198	1,340	1,159
Adjustments in respect of current tax for prior periods	(14)	20	18
Deferred
Origination and reversal of temporary differences	327	268	171
Effect of changes in tax rates	3	425	(2)
Previously unrecognized tax loss, tax credit or temporary difference for a prior period	–	(92)	(54)
	1,514	1,961	1,292
Other Comprehensive Income and Equity
Income tax expense (recovery) related to:
Unrealized gains (losses) on FVOCI debt securities (1)	140	(69)	21
Reclassification to earnings of (gains) on FVOCI debt securities (1)	(26)	(23)	(36)
Gains (losses) on derivatives designated as cash flow hedges	521	(432)	(322)
Reclassification to earnings of losses on derivatives designated as cash flow hedges	51	121	21
Hedging of unrealized (gains) losses on translation of net foreign operations	(4)	(56)	8
Gains (losses) on remeasurement of pension and other employee future benefit plans	(196)	111	157
Gains (Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	27	(6)	(53)
Unrealized gains on FVOCI equity securities	1	–	na
Share-based compensation	–	10	(12)
	514	(344)	(216)
Total provision for income taxes	2,028	1,617	1,076

(1)	Fiscal 2017 represents available-for-sale securities (Note 3).
na – not applicable due to IFRS 9 adoption.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Components of Total Provision for Income Taxes (Canadian $ in millions)	2019	2018	2017
Canada: Current income taxes
Federal	791	501	470
Provincial	465	299	272
	1,256	800	742
Canada: Deferred income taxes
Federal	(113)	(44)	(2)
Provincial	(66)	(27)	–
	(179)	(71)	(2)
Total Canadian	1,077	729	740
Foreign: Current income taxes	308	233	186
Deferred income taxes	643	655	150
Total foreign	951	888	336
Total provision for income taxes	2,028	1,617	1,076
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Reconciliation of Effective Tax Rates
Set out below is a reconciliation of our statutory tax rates and income taxes that would be payable at these rates to the effective income tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)		2019		2018		2017
Combined Canadian federal and provincial income taxes at the statutory tax rate	1,934	26.6%	1,972	26.6%	1,764	26.6%
Increase (decrease) resulting from:
Tax-exempt income from securities	(220)	(3.0)	(226)	(3.0)	(409)	(6.2)
Foreign operations subject to different tax rates	(158)	(2.2)	(110)	(1.5)	22	0.3
Change in tax rate for deferred income taxes	3	–	425	5.7	(2)	–
Previously unrecognized tax loss, tax credit or temporary difference for a prior period	–	–	(92)	(1.2)	(54)	(0.8)
Income attributable to investments in associates and joint ventures	(37)	(0.5)	(39)	(0.5)	(103)	(1.5)
Adjustments in respect of current tax for prior periods	(14)	(0.2)	20	0.3	18	0.2
Other	6	0.1	11	0.1	56	0.9
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	1,514	20.8%	1,961	26.5%	1,292	19.5%

Summary of Components of Deferred Income Tax Balances
Components of Deferred Income Tax Balances

(Canadian $ in millions)
Deferred Income Tax Asset (Liability) (1)	Net asset, October 31, 2018	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2019
Allowance for credit losses	484	23	–	4	511
Employee future benefits	282	12	31	–	325
Deferred compensation benefits	494	(12)	–	1	483
Other comprehensive income	195	–	(331)	(7)	(143)
Tax loss carryforwards	606	(462)	–	1	145
Tax credits	415	(228)	–	2	189
Premises and equipment	(515)	234	–	(1)	(282)
Pension benefits	(121)	(18)	166	–	27
Goodwill and intangible assets	(201)	(14)	–	(2)	(217)
Securities	38	12	–	–	50
Other	288	123	–	9	420
Total	1,965	(330)	(134)	7	1,508

(Canadian $ in millions)
Deferred Income Tax Asset (Liability) (1)	Net asset, November 1, 2017 (2)	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2018
Allowance for credit losses	684	(150)	–	(50)	484
Employee future benefits	416	(111)	(23)	–	282
Deferred compensation benefits	545	(50)	–	(1)	494
Other comprehensive income	50	–	138	7	195
Tax loss carryforwards	1,233	(628)	–	1	606
Tax credits	454	(39)	–	–	415
Premises and equipment	(664)	148	–	1	(515)
Pension benefits	(52)	19	(88)	–	(121)
Goodwill and intangible assets	(261)	60	–	–	(201)
Securities	21	17	–	–	38
Other	180	133	(10)	(15)	288
Total	2,606	(601)	17	(57)	1,965

(1)
Deferred tax assets of $1,568 million and $2,039 million and deferred tax liabilities of $60 million and $74 million as at October 31, 2019 and 2018, respectively, are presented on the balance sheet net by legal jurisdiction.

(2)	Includes IFRS 9 adoption (refer to Note 28).
Certain comparative figures have been reclassified to conform with the current year’s presentation.